Schedule of Prepayments, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,326,916	$ 889,172
Advance to Suppliers [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,326,916	$ 889,172